ORGANIZATION NATURE OF BUSINESS AND GOING CONCERN (Details 2) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
BASIS OF PRESENTATION
Weighted average number of common shares outstanding Basic	17,755,516	15,034,219	16,423,335	13,270,097
Potentially dilutive common stock equivalents	0	0		37,698
Weighted average number of common and equivalent shares outstanding - Diluted	17,755,516	15,034,219	16,423,335	13,270,097
Weighted average number of common and equivalent shares outstanding - Diluted			16,423,335	13,307,795